SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment, OCI (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
River barges in progress and raw material related to barge production for sale to third parties	$ 0		$ 12,416,000
Fuel and supplies	4,030,000		4,752,000
Operating supplies and inventories	4,030,000		17,168,000
Estimated salvage value used in impairment test per light weight ton	420
Impairment charge	10,511,000	[1]	0	[1]	16,000,000	[1]
Identifiable intangible assets [Abstract]
Useful life of intangible assets	8 years
Accumulated amortization	1,400,000		1,356,000
Amortization of intangible assets	44,000		175,000		175,000
Other assets [Abstract]
Amortization for debt issuance expense	2,272,000		2,711,000		2,217,000
Deferred gains activity [Abstract]
Balance at beginning of the year	3,584,000		2,086,000
Deferred gains arising from sales	0		1,889,000
Amortization of deferred gains included in operating expenses as reduction to rental expense	(401,000)		(391,000)
Balance at end of the year	3,183,000		3,584,000		2,086,000
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive loss	(1,321,000)		(1,808,000)
Net losses on interest rate interest rate derivatives to be reclassified in next twelve months	1,029,000
Interest Rate Collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(771,000)		(1,362,000)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(669,000)		(574,000)
EURO Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	119,000		128,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fleet utilization (in hundredths)	70.00%
Dry dock costs [Abstract]
Deferred dry dock costs amortization period	24 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fleet utilization (in hundredths)	90.00%
Dry dock costs [Abstract]
Deferred dry dock costs amortization period	36 months
Miranda I [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	4,925,000
Alejandrina [Member]
Property, Plant and Equipment [Line Items]
Impairment charge	$ 5,586,000
Ocean-going Vessels [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
PSVs [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
River Barges and Push Boats [Member]
Property, Plant and Equipment [Line Items]
Useful life	35 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years

[1]	Operating expenses included $1,917, $2,509 and $2,753 in 2014, 2013 and 2012, respectively, from related parties.